LONG-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2021
LONG-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT [Abstract]
Aggregate Annual Principal Payments of Debt
As of December 31, 2021, the aggregate annual principal payments required to be made under the Company’s outstanding debt facilities are as follows:

Debt repayments in $'000s*	Total	2022	2023	2024	2025	2026	More than 5 years
2019 Senior Secured Credit Facility including the $30 mill Accordion Loan	223,122	16,805	16,805	189,512	-	-	-
Financing of 2018-built Vessels	104,278	8,327	8,711	9,138	9,534	9,974	58,593
Total	327,400	25,132	25,516	198,650	9,534	9,974	58,593